Finance Debt - Balance by Type of Finance Debt (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Financing	$ 91,516		$ 109,046
Finance debt, current	3,959		7,001
Finance debt, non-current	87,557	$ 102,400	102,045
Financing	91,516		109,046
Brazil [member]
Disclosure of detailed information about borrowings [line items]
Financing	17,523		21,930
Financing	17,523		21,930
Foreign countries [member]
Disclosure of detailed information about borrowings [line items]
Financing	73,993		87,116
Financing	73,993		87,116
Banking market [member]
Disclosure of detailed information about borrowings [line items]
Financing	5,120
Financing	5,120
Banking market [member] | Brazil [member]
Disclosure of detailed information about borrowings [line items]
Financing	10,126		12,672
Financing	10,126		12,672
Banking market [member] | Foreign countries [member]
Disclosure of detailed information about borrowings [line items]
Financing	27,440		31,265
Financing	27,440		31,265
Capital market [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,962
Financing	1,962
Capital market [member] | Brazil [member]
Disclosure of detailed information about borrowings [line items]
Financing	3,122		3,649
Financing	3,122		3,649
Capital market [member] | Foreign countries [member]
Disclosure of detailed information about borrowings [line items]
Financing	42,165		51,912
Financing	42,165		51,912
Development banks [member] | Brazil [member]
Disclosure of detailed information about borrowings [line items]
Financing	4,238		5,571
Financing	4,238		5,571
Other Debt [member] | Brazil [member]
Disclosure of detailed information about borrowings [line items]
Financing	37		38
Financing	37		38
Other Debt [member] | Foreign countries [member]
Disclosure of detailed information about borrowings [line items]
Financing	265		269
Financing	265		269
Export Credit Agencies [member] | Foreign countries [member]
Disclosure of detailed information about borrowings [line items]
Financing	4,123		3,670
Financing	$ 4,123		$ 3,670